DERIVATIVE LIABILITY (Details) - USD ($)	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
DERIVATIVE LIABILITY
Balance at December 31, 2021	$ 1,040,000
Fair value of derivatives issued	0
Fair value adjustments	(1,040,000)
Balance at June 30, 2022	$ 0
Balance At December 2019		$ 60,650	$ 0
Fair Market Value Adjustments, Including Settlements		$ (60,650)